Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2012
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jun. 28, 2013
Document Effective Date	Jun. 28, 2013
Prospectus Date	Jan. 28, 2013
Chase Mid-Cap Growth Fund | Class N
Risk/Return:
Trading Symbol	CHAMX
Chase Mid-Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	CHIMX